Quarterly Holdings Report
for
Fidelity® Limited Term Bond ETF
May 31, 2020
T13-QTLY-0720
1.9862237.105

Schedule of Investments May 31, 2020 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 73.4%
	Principal Amount	Value
COMMUNICATION SERVICES – 6.5%
Diversified Telecommunication Services – 3.4%
AT&T, Inc.:
2.80% 2/17/21	$ 825,000	$ 836,459
3.40% 5/15/25	678,000	731,040
3.60% 2/17/23	923,000	980,864
Verizon Communications, Inc.:
2.946% 3/15/22	100,000	104,413
3.125% 3/16/22	1,248,000	1,310,171
5.15% 9/15/23	904,000	1,032,988
		4,995,935
Media – 2.9%
Charter Communications Operating LLC / Charter Communications Operating Capital:
3.579% 7/23/20	331,000	331,017
4.464% 7/23/22	1,429,000	1,521,824
Comcast Corp.:
3.70% 4/15/24	1,375,000	1,520,484
3.95% 10/15/25	153,000	175,275
Discovery Communications LLC 2.95% 3/20/23	586,000	609,446
		4,158,046
Wireless Telecommunication Services – 0.2%
T-Mobile USA, Inc. 3.50% 4/15/25 (a)	270,000	289,135
TOTAL COMMUNICATION SERVICES		9,443,116
CONSUMER DISCRETIONARY – 1.9%
Automobiles – 0.8%
BMW US Capital LLC:
2.70% 4/6/22 (a)	289,000	294,230
3.45% 4/12/23 (a)	191,000	199,502
Daimler Finance North America LLC 2.30% 2/12/21 (a)	200,000	199,888
Volkswagen Group of America Finance LLC:
2.90% 5/13/22 (a)	200,000	203,512
4.00% 11/12/21 (a)	200,000	206,147
		1,103,279
Hotels, Restaurants & Leisure – 0.4%
McDonald's Corp.:
2.625% 1/15/22	236,000	244,032
3.30% 7/1/25	55,000	60,756
Starbucks Corp.:
1.30% 5/7/22	68,000	68,895
3.80% 8/15/25	114,000	127,214
		500,897
Leisure Products – 0.1%
Hasbro, Inc. 2.60% 11/19/22	140,000	143,428

	Principal Amount	Value

Multiline Retail – 0.4%
Dollar Tree, Inc. 4.00% 5/15/25	$ 516,000	$568,780
Target Corp. 2.25% 4/15/25	41,000	43,700
		612,480
Specialty Retail – 0.2%
AutoZone, Inc.:
3.125% 7/15/23	161,000	170,342
3.625% 4/15/25	28,000	30,750
The TJX Cos., Inc. 3.50% 4/15/25	92,000	102,787
		303,879
Textiles, Apparel & Luxury Goods – 0.0%
NIKE, Inc. 2.40% 3/27/25	17,000	18,236
TOTAL CONSUMER DISCRETIONARY		2,682,199
CONSUMER STAPLES – 5.1%
Beverages – 1.6%
Anheuser-Busch InBev Finance, Inc. 3.30% 2/1/23	1,045,000	1,106,117
Anheuser-Busch InBev Worldwide, Inc. 4.15% 1/23/25	212,000	238,252
Molson Coors Brewing Co.:
3.00% 7/15/26	386,000	387,379
3.50% 5/1/22	215,000	222,623
PepsiCo, Inc. 2.25% 3/19/25	187,000	199,771
The Coca-Cola Co. 2.95% 3/25/25	158,000	174,666
		2,328,808
Food & Staples Retailing – 0.9%
Costco Wholesale Corp. 1.375% 6/20/27	128,000	130,207
CVS Health Corp.:
2.80% 7/20/20	90,000	90,093
3.35% 3/9/21	266,000	271,398
3.70% 3/9/23	815,000	873,066
		1,364,764
Food Products – 0.3%
Conagra Brands, Inc. 3.80% 10/22/21	308,000	320,072
Mondelez International, Inc. 2.125% 4/13/23	135,000	139,446
		459,518
Tobacco – 2.3%
Altria Group, Inc.:
2.35% 5/6/25	48,000	49,722
2.85% 8/9/22	283,000	293,825
3.49% 2/14/22	213,000	222,103
3.80% 2/14/24	112,000	121,743

2

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER STAPLES – continued
Tobacco – continued
BAT Capital Corp. 3.222% 8/15/24	$ 482,000	$ 506,894
BAT International Finance PLC 3.50% 6/15/22 (a)	236,000	245,444
Imperial Brands Finance PLC:
2.95% 7/21/20 (a)	500,000	500,653
3.125% 7/26/24 (a)	250,000	253,973
3.75% 7/21/22 (a)	200,000	204,885
Philip Morris International, Inc.:
1.125% 5/1/23	358,000	362,224
1.50% 5/1/25	169,000	172,490
2.625% 2/18/22	93,000	96,051
2.875% 5/1/24	228,000	243,945
		3,273,952
TOTAL CONSUMER STAPLES		7,427,042
ENERGY – 7.2%
Oil, Gas & Consumable Fuels – 7.2%
BP Capital Markets America, Inc. 2.937% 4/6/23	81,000	85,555
Canadian Natural Resources Ltd. 3.45% 11/15/21	1,005,000	1,021,272
Cenovus Energy, Inc.:
3.00% 8/15/22	410,000	389,550
3.80% 9/15/23	191,000	181,835
Chevron Corp. 1.554% 5/11/25	340,000	350,461
Columbia Pipeline Group, Inc. 3.30% 6/1/20	41,000	41,000
Energy Transfer Operating LP:
2.90% 5/15/25	218,000	215,701
4.20% 9/15/23	252,000	261,983
4.50% 4/15/24	175,000	184,393
Enterprise Products Operating LLC:
2.80% 2/15/21	418,000	423,520
2.85% 4/15/21	371,000	376,655
Equinor ASA:
1.75% 1/22/26	53,000	54,132
2.875% 4/6/25	320,000	344,766
Kinder Morgan Energy Partners LP 3.50% 9/1/23	280,000	296,237
Kinder Morgan, Inc. 3.15% 1/15/23	253,000	263,952
Marathon Petroleum Corp. 4.50% 5/1/23	270,000	287,004
MPLX LP:
3 month U.S. LIBOR + 1.100% 2.099% 9/9/22 (b)(c)	52,000	49,099
3.375% 3/15/23	321,000	331,257
4.50% 7/15/23	213,000	223,662

	Principal Amount	Value

Newfield Exploration Co. 5.625% 7/1/24	$ 99,000	$ 90,146
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 1.450% 1.842% 8/15/22 (b)(c)	114,000	99,750
2.60% 8/13/21	34,000	32,742
2.70% 8/15/22	30,000	27,441
2.90% 8/15/24	257,000	204,315
3.125% 2/15/22	66,000	61,798
3.20% 8/15/26	206,000	150,318
4.85% 3/15/21	477,000	467,460
Petrobras Global Finance BV 5.299% 1/27/25	283,000	288,660
Petroleos Mexicanos 6.49% 1/23/27 (a)	420,000	369,075
Phillips 66 3.70% 4/6/23	218,000	232,935
Plains All American Pipeline LP / PAA Finance Corp. 3.65% 6/1/22	858,000	859,743
Shell International Finance BV:
2.375% 4/6/25	145,000	154,440
3.50% 11/13/23	71,000	77,499
Suncor Energy, Inc. 3.60% 12/1/24	295,000	312,305
The Williams Cos., Inc. 3.60% 3/15/22	750,000	771,786
Total Capital International S.A. 2.75% 6/19/21	134,000	136,813
Valero Energy Corp.:
2.70% 4/15/23	42,000	43,455
2.85% 4/15/25	24,000	25,231
Western Midstream Operating LP:
3 month U.S. LIBOR + 0.850% 2.161% 1/13/23 (b)(c)	101,000	88,364
3.10% 2/1/25	144,000	134,009
5.375% 6/1/21	450,000	444,375
TOTAL ENERGY		10,454,694
FINANCIALS – 31.2%
Banks – 16.2%
Bank of America Corp.:
2.015% 2/13/26 (c)	1,595,000	1,626,017
2.625% 4/19/21	1,362,000	1,386,535
4.20% 8/26/24	292,000	322,025
Barclays PLC:
3.25% 1/12/21	1,203,000	1,217,592
3.932% 5/7/25 (c)	500,000	532,411
BBVA USA:
2.875% 6/29/22	250,000	252,622
3.50% 6/11/21	266,000	269,727

3

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
Capital One Bank USA N.A. 2.28% 1/28/26 (c)	$ 350,000	$ 344,709
Capital One N.A. 2.15% 9/6/22	250,000	253,151
CIT Bank N.A. 2.969% 9/27/25 (c)	325,000	300,625
Citibank N.A. 3.65% 1/23/24	250,000	273,058
Citigroup, Inc.:
2.65% 10/26/20	56,000	56,472
2.70% 10/27/22	1,821,000	1,886,014
4.40% 6/10/25	316,000	349,542
Citizens Bank N.A. 2.55% 5/13/21	500,000	508,189
Credit Suisse AG 2.10% 11/12/21	250,000	255,042
Credit Suisse Group AG 2.593% 9/11/25 (a)(c)	320,000	327,219
Discover Bank 3.35% 2/6/23	1,000,000	1,027,681
Fifth Third Bancorp 2.875% 7/27/20	101,000	101,157
First Horizon National Corp. 3.50% 12/15/20	111,000	111,936
First Republic Bank 1.912% 2/12/24 (c)	250,000	253,219
HSBC Holdings PLC 3.803% 3/11/25 (c)	250,000	267,616
ING Groep N.V. 3.15% 3/29/22	250,000	258,567
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	475,000	477,985
JPMorgan Chase & Co.:
2.55% 3/1/21	1,353,000	1,371,847
3.207% 4/1/23 (c)	296,000	307,502
3.22% 3/1/25 (c)	1,350,000	1,445,928
KeyBank N.A. 3.30% 2/1/22	250,000	259,701
KeyCorp 2.90% 9/15/20	427,000	429,851
Lloyds Banking Group PLC 2.438% 2/5/26 (c)	200,000	202,257
Regions Financial Corp.:
2.25% 5/18/25	148,000	150,777
2.75% 8/14/22	534,000	546,542
Royal Bank of Scotland Group PLC 4.519% 6/25/24 (c)	1,250,000	1,342,100
Santander Holdings USA, Inc.:
3.40% 1/18/23	459,000	473,986
3.45% 6/2/25	300,000	302,920

	Principal Amount	Value

Synovus Financial Corp. 3.125% 11/1/22	$ 125,000	$ 125,581
The Huntington National Bank 2.50% 8/7/22	250,000	258,008
Wells Fargo & Co.:
1.654% 6/2/24 (c)	300,000	300,857
2.164% 2/11/26 (c)	1,620,000	1,641,836
2.406% 10/30/25 (c)	868,000	890,887
4.30% 7/22/27	296,000	333,136
Westpac Banking Corp. 4.11% 7/24/34 (c)	178,000	191,421
Zions Bancorp N.A. 3.35% 3/4/22	250,000	252,986
		23,487,234
Capital Markets – 3.7%
Credit Suisse Group AG 3.574% 1/9/23 (a)	750,000	773,255
Morgan Stanley:
2.50% 4/21/21	64,000	65,051
2.625% 11/17/21	1,678,000	1,723,777
2.72% 7/22/25 (c)	477,000	500,244
4.875% 11/1/22	46,000	49,905
State Street Corp.:
2.825% 3/30/23 (a)(c)	17,000	17,579
2.901% 3/30/26 (a)(c)	16,000	17,199
The Goldman Sachs Group, Inc.:
2.625% 4/25/21	1,274,000	1,294,791
3.20% 2/23/23	902,000	948,522
		5,390,323
Consumer Finance – 3.5%
Ally Financial, Inc. 5.125% 9/30/24	220,000	228,938
Capital One Financial Corp. 3.20% 1/30/23	1,237,000	1,282,158
Caterpillar Financial Services Corp. 0.95% 5/13/22	350,000	353,486
Ford Motor Credit Co. LLC 3.339% 3/28/22	1,500,000	1,447,545
Synchrony Financial:
2.85% 7/25/22	162,000	159,002
4.25% 8/15/24	330,000	329,797
4.375% 3/19/24	517,000	521,775
Toyota Motor Credit Corp. 2.60% 1/11/22	673,000	691,043
		5,013,744
Diversified Financial Services – 4.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust:
3.30% 1/23/23	300,000	271,426
4.875% 1/16/24	150,000	134,117
Aon PLC 2.80% 3/15/21	422,000	427,075
4

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – continued
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	$ 37,000	$ 32,923
3.95% 7/1/24 (a)	49,000	40,433
Citigroup, Inc. 3.106% 4/8/26 (c)	320,000	336,900
Deutsche Bank AG:
3.15% 1/22/21	125,000	125,107
3.30% 11/16/22	1,250,000	1,261,649
GE Capital International Funding Co. Unlimited Co. 2.342% 11/15/20	500,000	503,307
General Motors Financial Co., Inc.:
3.20% 7/13/20	481,000	481,565
3.25% 1/5/23	945,000	939,676
4.20% 3/1/21	274,000	275,303
5.20% 3/20/23	138,000	143,662
Intercontinental Exchange, Inc. 3.45% 9/21/23	159,000	171,785
International Lease Finance Corp. 5.875% 8/15/22	141,000	136,778
Mitsubishi UFJ Financial Group, Inc.:
2.193% 2/25/25	330,000	338,285
2.623% 7/18/22	250,000	257,298
3.218% 3/7/22	236,000	244,429
Moody's Corp.:
2.625% 1/15/23	471,000	492,095
2.75% 12/15/21	97,000	99,860
		6,713,673
Insurance – 3.1%
AIG Global Funding 2.30% 7/1/22 (a)	289,000	297,811
American International Group, Inc.:
3.30% 3/1/21	213,000	216,713
4.20% 4/1/28	236,000	262,248
4.875% 6/1/22	1,012,000	1,088,721
Aon Corp.:
2.20% 11/15/22	361,000	371,463
5.00% 9/30/20	97,000	98,385
Equitable Holdings, Inc. 3.90% 4/20/23	211,000	222,764
Liberty Mutual Group, Inc. 5.00% 6/1/21 (a)	227,000	233,744
Marsh & McLennan Cos., Inc.:
2.75% 1/30/22	423,000	437,243
3.875% 3/15/24	341,000	374,166
4.80% 7/15/21	194,000	200,914
Metropolitan Life Global Funding I 1.95% 1/13/23 (a)	250,000	256,541
New York Life Global Funding 1.10% 5/5/23 (a)	136,000	137,600

	Principal Amount	Value

Pricoa Global Funding I 2.40% 9/23/24 (a)	$ 317,000	$ 333,511
		4,531,824
TOTAL FINANCIALS		45,136,798
HEALTH CARE – 5.6%
Biotechnology – 0.1%
Amgen, Inc. 2.65% 5/11/22	130,000	134,867
Health Care Equipment & Supplies – 1.4%
Alcon Finance Corp. 2.75% 9/23/26 (a)	200,000	212,135
Becton Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 2.25% 12/29/20 (b)(c)	107,000	106,968
2.894% 6/6/22	251,000	260,746
Boston Scientific Corp. 3.45% 3/1/24	358,000	383,844
Shire Acquisitions Investments Ireland DAC 2.40% 9/23/21	1,002,000	1,022,061
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 1.802% 3/19/21 (b)(c)	117,000	116,031
		2,101,785
Health Care Providers & Services – 0.9%
Anthem, Inc. 2.95% 12/1/22	56,000	58,825
Centene Corp. 4.75% 1/15/25	107,000	110,478
Cigna Corp.:
3.40% 9/17/21	390,000	403,546
3.75% 7/15/23	78,000	84,866
Express Scripts Holding Co. 2.60% 11/30/20	48,000	48,400
Humana, Inc. 2.50% 12/15/20	140,000	141,263
UnitedHealth Group, Inc.:
1.25% 1/15/26	28,000	28,408
2.125% 3/15/21	433,000	438,932
		1,314,718
Life Sciences Tools & Services – 0.2%
Thermo Fisher Scientific, Inc. 2.95% 9/19/26	236,000	258,982
Pharmaceuticals – 3.0%
AbbVie, Inc.:
2.30% 11/21/22 (a)	196,000	202,318
3.45% 3/15/22 (a)	873,000	908,315
Bayer US Finance II LLC 3.50% 6/25/21 (a)	500,000	510,942

5

Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Bristol-Myers Squibb Co.:
2.60% 5/16/22 (a)	$ 227,000	$ 236,428
2.90% 7/26/24 (a)	283,000	305,513
3.20% 6/15/26 (a)	236,000	264,703
Elanco Animal Health, Inc.:
4.662% 8/27/21	186,000	189,255
5.022% 8/28/23	189,000	199,587
GlaxoSmithKline Capital PLC 3.125% 5/14/21	162,000	166,287
Mylan N.V. 3.15% 6/15/21	1,069,000	1,088,676
Perrigo Finance Unlimited Co. 3.50% 12/15/21	211,000	210,393
Zoetis, Inc. 3.45% 11/13/20	29,000	29,266
		4,311,683
TOTAL HEALTH CARE		8,122,035
INDUSTRIALS – 2.8%
Aerospace & Defense – 0.2%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	172,000	173,035
The Boeing Co. 4.875% 5/1/25	150,000	159,206
		332,241
Airlines – 0.4%
American Airlines Pass Through Trust 3.85% 8/15/29	277,440	160,915
Delta Air Lines, Inc. 2.90% 10/28/24	283,000	229,432
United Airlines Pass Through Trust 3.50% 11/1/29	208,000	128,946
		519,293
Building Products – 0.1%
Carrier Global Corp. 2.242% 2/15/25 (a)	165,000	165,253
Commercial Services & Supplies – 0.2%
Waste Management, Inc. 2.95% 6/15/24	236,000	252,063
Diversified Financial Services – 0.2%
Avolon Holdings Funding Ltd. 2.875% 2/15/25 (a)	320,000	244,989
Industrial Conglomerates – 0.4%
General Electric Co. 3.45% 5/1/27	36,000	35,643
Ingersoll-Rand Global Holding Co. Ltd. 2.90% 2/21/21	114,000	115,317
Roper Technologies, Inc.:
2.80% 12/15/21	126,000	129,515

	Principal Amount	Value

3.00% 12/15/20	$ 94,000	$94,770
3.65% 9/15/23	154,000	166,249
		541,494
Machinery – 0.6%
Deere & Co. 2.75% 4/15/25	22,000	23,854
John Deere Capital Corp. 2.60% 3/7/24	74,000	78,746
Otis Worldwide Corp.:
2.056% 4/5/25 (a)	320,000	330,176
3 month U.S. LIBOR + 0.450% 2.088% 4/5/23 (a)(b)(c)	167,000	164,770
Wabtec Corp. 4.40% 3/15/24	308,000	315,333
		912,879
Trading Companies & Distributors – 0.7%
Air Lease Corp.:
2.50% 3/1/21	118,000	113,891
2.625% 7/1/22	704,000	667,190
3.375% 6/1/21	257,000	247,488
		1,028,569
TOTAL INDUSTRIALS		3,996,781
INFORMATION TECHNOLOGY – 3.9%
Electronic Equipment, Instruments & Components – 0.0%
Amphenol Corp. 3.20% 4/1/24	37,000	39,266
IT Services – 1.0%
International Business Machines Corp. 2.85% 5/13/22	300,000	313,534
PayPal Holdings, Inc.:
1.35% 6/1/23	127,000	129,013
1.65% 6/1/25	100,000	102,422
The Western Union Co. 4.25% 6/9/23	769,000	829,061
Visa, Inc. 1.90% 4/15/27	59,000	61,755
		1,435,785
Semiconductors & Semiconductor Equipment – 0.4%
Micron Technology, Inc.:
2.497% 4/24/23	161,000	164,836
4.185% 2/15/27	283,000	312,870
		477,706
Software – 0.8%
Microsoft Corp. 2.40% 8/8/26	678,000	744,583
Oracle Corp. 1.90% 9/15/21	424,000	431,583
		1,176,166
6

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
INFORMATION TECHNOLOGY – continued
Technology Hardware, Storage & Peripherals – 1.7%
Apple, Inc.:
1.125% 5/11/25	$ 300,000	$ 304,875
2.45% 8/4/26	678,000	739,357
Dell International LLC / EMC Corp.:
4.42% 6/15/21 (a)	999,000	1,017,736
5.45% 6/15/23 (a)	377,000	404,785
		2,466,753
TOTAL INFORMATION TECHNOLOGY		5,595,676
MATERIALS – 0.4%
Chemicals – 0.4%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.30% 5/1/23 (a)	115,000	119,825
The Mosaic Co. 3.25% 11/15/22	471,000	474,603
TOTAL MATERIALS		594,428
REAL ESTATE – 2.7%
Equity Real Estate Investment Trusts (REITs) – 2.1%
Boston Properties LP 3.20% 1/15/25	738,000	774,546
Brixmor Operating Partnership LP 3.875% 8/15/22	399,000	406,496
Federal Realty Investment Trust 2.55% 1/15/21	109,000	109,024
Healthcare Trust of America Holdings LP 3.50% 8/1/26	30,000	30,884
Omega Healthcare Investors, Inc. 4.375% 8/1/23	290,000	291,994
SBA Tower Trust 2.836% 1/15/25 (a)	137,000	140,914
Simon Property Group LP 2.75% 6/1/23	909,000	915,365
Welltower, Inc.:
3.625% 3/15/24	191,000	195,328
3.95% 9/1/23	215,000	224,579
		3,089,130
Real Estate Management & Development – 0.6%
Brandywine Operating Partnership LP:
3.95% 2/15/23	10,000	10,145
4.10% 10/1/24	19,000	19,424
Ventas Realty LP:
2.65% 1/15/25	172,000	164,124
3.00% 1/15/30	328,000	303,149
3.125% 6/15/23	208,000	206,666

	Principal Amount	Value

3.50% 4/15/24	$ 117,000	$ 116,186
		819,694
TOTAL REAL ESTATE		3,908,824
UTILITIES – 6.1%
Electric Utilities – 1.9%
Berkshire Hathaway Energy Co.:
2.375% 1/15/21	120,000	121,334
2.80% 1/15/23	141,000	148,708
Cleco Corporate Holdings LLC 3.743% 5/1/26	126,000	130,489
Duke Energy Corp. 1.80% 9/1/21	358,000	362,248
Emera US Finance LP 2.70% 6/15/21	426,000	431,616
Eversource Energy 2.50% 3/15/21	418,000	422,787
Exelon Corp.:
2.85% 6/15/20	94,000	94,052
3.497% 6/1/22	425,000	441,972
FirstEnergy Corp. 2.05% 3/1/25	140,000	142,776
ITC Holdings Corp. 2.70% 11/15/22	162,000	168,234
The Southern Co. 2.35% 7/1/21	140,000	142,401
Xcel Energy, Inc. 2.40% 3/15/21	64,000	64,759
		2,671,376
Independent Power and Renewable Electricity Producers – 0.1%
The AES Corp. 3.30% 7/15/25 (a)	195,000	197,980
Multi-Utilities – 4.1%
American Electric Power Co., Inc. 2.15% 11/13/20	434,000	436,453
CenterPoint Energy, Inc. 2.50% 9/1/22	411,000	423,739
Consolidated Edison, Inc. 2.00% 5/15/21	194,000	196,470
Dominion Energy Gas Holdings LLC 2.50% 11/15/24	352,000	368,787
Dominion Energy, Inc.:
2.00% 8/15/21	1,201,000	1,216,669
2.715% 8/15/21	183,000	186,066
DTE Energy Co. 2.25% 11/1/22	283,000	292,000
Florida Power & Light Co. 2.85% 4/1/25	78,000	84,852
NextEra Energy Capital Holdings, Inc. 2.75% 5/1/25	320,000	342,202
NiSource, Inc.:
2.65% 11/17/22	127,000	131,267

7

Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Multi-Utilities – continued
2.95% 9/1/29	$ 180,000	$ 193,235
3.65% 6/15/23	562,000	602,256
Public Service Enterprise Group, Inc.:
2.00% 11/15/21	141,000	142,957
2.65% 11/15/22	141,000	146,830
Sempra Energy:
2.85% 11/15/20	116,000	116,629
2.90% 2/1/23	206,000	214,317
Virginia Electric & Power Co. 2.75% 3/15/23	136,000	142,701
WEC Energy Group, Inc.:
3.10% 3/8/22	189,000	195,186
3.375% 6/15/21	472,000	485,460
		5,918,076
TOTAL UTILITIES		8,787,432
TOTAL NONCONVERTIBLE BONDS (Cost $104,872,328)		106,149,025
U.S. Treasury Obligations – 15.3%

U.S. Treasury Notes:
0.375% 4/30/25	4,000,000	4,013,594
1.50% 2/15/30	2,410,000	2,605,059
2.125% 3/31/24	4,916,300	5,269,851
2.375% 8/15/24	2,725,200	2,965,678
2.625% 6/30/23 to 2/15/29	4,139,500	4,539,698
2.75% 6/30/25	2,363,000	2,650,714
TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,280,977)		22,044,594
Collateralized Mortgage Obligations – 4.9%

PRIVATE SPONSOR – 3.8%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ANM 3.112% 11/5/32 (a)	138,000	125,987
Barclay's Commercial Mortgage Trust Series 2017-C1, Class ASB 3.488% 2/15/50	500,000	535,180
Benchmark Mortgage Trust Series 2018-B2, Class A2 3.662% 2/15/51	215,000	226,086
BX Commercial Mortgage Trust Series 2019-XL, Class A 1 month U.S. LIBOR + 0.920% 1.104% 10/15/36 (a)(b)(c)	385,982	378,244

	Principal Amount	Value

CGDB Commercial Mortgage Trust Series 2019-MOB, Class A 1 month U.S. LIBOR + 0.950% 1.134% 11/15/36 (a)(b)(c)	$ 100,000	$ 94,986
Citigroup Commercial Mortgage Trust Series 2012-GC8, Class AS 3.683% 9/10/45 (a)	131,000	132,396
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class AAB 3.368% 2/10/49	133,000	138,274
COMM Mortgage Trust Series 2013-LC6, Class ASB 2.478% 1/10/46	291,257	294,048
GS Mortgage Securities Trust Series 2012-GC6, Class A3 3.482% 1/10/45	113,571	115,120
GS Mortgage Securities Trust Series 2012-GC6, Class AS 4.948% 1/10/45 (a)	257,000	264,843
GS Mortgage Securities Trust Series 2013-GC16, Class AS 4.649% 11/10/46	255,000	267,789
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class AS 3.353% 12/15/47 (a)	770,000	784,893
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C13, Class A4 3.994% 1/15/46 (c)	162,576	172,498
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20, Class A3A1 3.472% 7/15/47	104,689	106,168
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD, Class A 1 month U.S. LIBOR + 1.000% 1.184% 9/15/29 (a)(b)(c)	121,000	116,466
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class AS 4.458% 1/15/47	327,000	345,230
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class A4 3.801% 9/15/47	226,000	244,757
Lanark Master Issuer PLC Series 2019-2A, Class 1A 2.71% 12/22/69 (a)	273,000	276,666
Lanark Master Issuer PLC Series 2020-1A, Class 1A 2.277% 12/22/69 (a)(c)	200,000	201,249
8

Schedule of Investments (Unaudited)–continued
Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
Morgan Stanley Capital I Trust Series 2019-MEAD, Class A 3.17% 11/10/36 (a)	$ 302,000	$ 287,185
New Residential Mortgage Loan Trust Series 2019-5A, Class A1B 3.50% 8/25/59 (a)(c)	151,182	155,843
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class AAB 2.687% 3/10/46	289,344	293,431
TOTAL PRIVATE SPONSOR		5,557,339
U.S. GOVERNMENT AGENCY – 1.1%
Fannie Mae guaranteed REMIC Series 2015-28, Class P 2.50% 5/25/45	76,684	80,515
Fannie Mae guaranteed REMIC Series 2019-33, Class N 3.00% 3/25/48	714,251	744,919
Fannie Mae guaranteed REMIC Series 2019-59, Class AB 2.50% 10/25/39	254,715	263,280
Federal Home Loan Mortgage Corp. REMIC Series 4433, Class DE 2.00% 8/15/32	69,002	69,926
Federal Home Loan Mortgage Corp. REMIC Series 4437, Class DE 2.00% 10/15/32	72,341	73,342
Federal Home Loan Mortgage Corp. REMIC Series 4903, Class DA 3.00% 10/25/48	268,987	284,195
TOTAL U.S. GOVERNMENT AGENCY		1,516,177
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,095,173)		7,073,516
Asset-Backed Securities – 3.9%

AASET Trust Series 2019-2, Class A 3.376% 10/16/39 (a)	238,740	186,384
American Credit Acceptance Receivables Trust Series 2019-3, Class A 2.44% 12/12/22 (a)	69,734	69,915
AmeriCredit Automobile Receivables Trust Series 2019-3, Class A2A 2.17% 1/18/23	168,584	169,332
Capital One Multi-Asset Execution Trust Series 2019-A1, Class A1 2.84% 12/15/24	331,000	344,620
Carmax Auto Owner Trust Series 2019-1, Class A3 3.05% 3/15/24	200,000	206,008

	Principal Amount	Value
Consumer Loan Underlying Bond CLUB Credit Certificate Issuer Trust Series 2019-HP1, Class A 2.59% 12/15/26 (a)	$ 323,589	$ 317,203
Consumer Loan Underlying Bond CLUB Credit Trust Series 2019-P2, Class A 2.47% 10/15/26 (a)	187,356	186,990
Consumer Loan Underlying Bond CLUB Credit Trust Series 2020-P1, Class A 2.26% 3/15/28 (a)	297,014	293,978
Dell Equipment Finance Trust Series 2019-2, Class A2 1.95% 12/22/21 (a)	270,000	270,946
Dell Equipment Finance Trust Series 2019-2, Class A3 1.91% 10/22/24 (a)	110,000	111,004
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% 7/15/24	241,000	250,962
DLL LLC Series 2019-MT3, Class A2 2.13% 1/20/22 (a)	270,000	271,371
DLL LLC Series 2019-MT3, Class A3 2.08% 2/21/23 (a)	105,000	105,409
Ford Credit Auto Owner Trust Series 2019-1, Class A 3.52% 7/15/30 (a)	250,000	262,616
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1 2.16% 9/15/22	205,000	205,267
GMF Floorplan Owner Revolving Trust Series 2018-2, Class A1 3.13% 3/15/23 (a)	328,000	332,218
Hyundai Auto Receivables Trust Series 2019-B, Class A3 1.94% 2/15/24	198,000	202,185
John Deere Owner Trust Series 2020-A, Class A2 1.01% 1/17/23	173,000	173,446
Mercedes-Benz Auto Lease Trust Series 2019-B, Class A3 2.00% 10/17/22	150,000	151,216
MMAF Equipment Finance LLC Series 2019-B, Class A3 2.01% 12/12/24 (a)	202,000	203,325
Nationstar HECM Loan Trust Series 2019-2A, Class A 2.272% 11/25/29 (a)(c)	84,053	83,870
SoFi Consumer Loan Program Series 2019-4, Class A 2.45% 8/25/28 (a)	167,376	167,122
Tesla Auto Lease Trust Series 2019-A, Class A2 2.13% 4/20/22 (a)	500,000	503,347
Upgrade Receivables Trust Series 2019-2A, Class A 2.77% 10/15/25 (a)	71,310	70,261
Verizon Owner Trust Series 2020-A, Class A1A 1.85% 7/22/24	318,000	326,346

9

Asset-Backed Securities – continued
	Principal Amount	Value
Volvo Financial Equipment LLC Series 2019-2A, Class A3 2.04% 11/15/23 (a)	$ 156,000	$ 156,814
TOTAL ASSET-BACKED SECURITIES (Cost $5,614,799)		5,622,155
U.S Government Agency - Mortgage Securities – 0.6%

Fannie Mae – 0.5%
4.50% 3/1/39 to 9/1/49	677,984	743,117
U.S. Government Agency – 0.1%
3.00% 12/1/31	156,671	165,586
TOTAL U.S GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $887,846)		908,703
Municipal Securities – 0.5%

New York State Urban Development Corp.:
2.55% 3/15/22	275,000	281,754
2.70% 3/15/23	235,000	243,566
State of California 2.400% 10/1/25	220,000	231,358
TOTAL MUNICIPAL SECURITIES (Cost $731,869)		756,678
Foreign Government and Government Agency Obligations – 0.1%

Mexico Government International Bond 3.250% 4/16/30 (Cost $198,969)	200,000	196,800

Money Market Fund – 1.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (d) (Cost $2,306,833)	2,306,374	$ 2,306,835
TOTAL INVESTMENT IN SECURITIES – 100.3% (Cost $142,988,794)		145,058,306
NET OTHER ASSETS (LIABILITIES) – (0.3%)		(434,073)
NET ASSETS – 100.0%		$ 144,624,233

Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,923,592 or 12.4% of net assets.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$12,248
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments
10

Schedule of Investments (Unaudited)–continued
into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, municipal securities, foreign government and government agency obligationd and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
11

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
12